Expense Example, No Redemption - PGIM Global Total Return USD Hedged Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	412	1,012	1,638	3,320	166	2,133	3,908	6,680	64	301	556	1,287	59	253	463	1,068